PROPERTY AND EQUIPMENT, NET (Details Narrative)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,068	$ 8,332	$ 15,620